Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.57%
Aerospace & Defense-1.52%
Lockheed Martin Corp., 3.55%, 01/15/2026	$609,000	$677,090
Precision Castparts Corp., 3.25%, 06/15/2025(b)	700,000	763,101
		1,440,191
Air Freight & Logistics-0.76%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	650,000	724,729
Banks-16.28%
Bank of America Corp., 4.20%, 08/26/2024	710,000	785,443
Citibank N.A., 3.65%, 01/23/2024	700,000	759,239
Comerica, Inc., 3.70%, 07/31/2023	710,000	758,585
Fifth Third Bancorp, 3.65%, 01/25/2024	665,000	716,600
Fifth Third Bank N.A., 3.95%, 07/28/2025(b)	700,000	788,020
Huntington Bancshares, Inc., 2.63%, 08/06/2024	680,000	721,080
Huntington National Bank (The), 3.55%, 10/06/2023	650,000	695,592
JPMorgan Chase & Co., 3.88%, 09/10/2024	700,000	767,447
KeyBank N.A., 3.30%, 06/01/2025(b)	600,000	658,674
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025(b)	646,000	692,722
Regions Financial Corp., 3.80%, 08/14/2023	710,000	759,843
Truist Bank
3.20%, 04/01/2024	709,000	763,138
2.15%, 12/06/2024	700,000	735,198
1.50%, 03/10/2025	700,000	718,272
Truist Financial Corp.
4.00%, 05/01/2025	679,000	757,576
1.20%, 08/05/2025(b)	767,000	776,384
U.S. Bank N.A.
3.40%, 07/24/2023	700,000	745,734
2.05%, 01/21/2025	700,000	734,035
US Bancorp, 1.45%, 05/12/2025	746,000	765,263
Wells Fargo & Co., 3.00%, 04/22/2026	710,000	769,802
Wells Fargo Bank N.A., 3.55%, 08/14/2023	550,000	588,275
		15,456,922
Beverages-2.15%
Coca-Cola Co. (The)
2.88%, 10/27/2025	703,000	763,668
1.45%, 06/01/2027	550,000	556,827
PepsiCo, Inc., 2.25%, 03/19/2025(b)	680,000	719,477
		2,039,972
Biotechnology-1.56%
Biogen, Inc., 4.05%, 09/15/2025	640,000	714,706
Gilead Sciences, Inc., 3.65%, 03/01/2026	692,000	765,838
		1,480,544
Capital Markets-8.37%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	710,000	770,250
Bank of New York Mellon Corp. (The), 2.20%, 08/16/2023	733,000	761,454
Charles Schwab Corp. (The), 0.75%, 03/18/2024	711,000	716,727
CME Group, Inc., 3.00%, 03/15/2025	671,000	724,290
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	658,000	717,345
	Principal Amount	Value
Capital Markets-(continued)
Morgan Stanley
3.88%, 01/27/2026	$640,000	$717,348
Series F, 3.88%, 04/29/2024	688,000	751,329
National Securities Clearing Corp., 0.40%, 12/07/2023(b)(c)	500,000	501,213
S&P Global, Inc., 4.00%, 06/15/2025	710,000	794,596
State Street Corp., 3.55%, 08/18/2025	686,000	765,369
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	660,000	727,592
		7,947,513
Chemicals-2.27%
DuPont de Nemours, Inc., 4.21%, 11/15/2023(b)	660,000	717,824
Linde, Inc., 3.20%, 01/30/2026	654,000	717,826
LYB International Finance B.V., 4.00%, 07/15/2023	671,000	719,303
		2,154,953
Communications Equipment-0.82%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	725,000	782,285
Consumer Finance-1.56%
American Express Co., 3.70%, 08/03/2023	711,000	760,958
American Express Credit Corp., 3.30%, 05/03/2027	650,000	722,371
		1,483,329
Diversified Financial Services-5.43%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(b)	649,000	723,956
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	703,000	771,597
ERAC USA Finance LLC
2.70%, 11/01/2023(c)	723,000	758,731
3.80%, 11/01/2025(c)	650,000	718,490
MidAmerican Energy Co., 3.65%, 04/15/2029	672,000	754,710
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	639,000	697,765
Nuveen LLC, 4.00%, 11/01/2028(c)	634,000	724,031
		5,149,280
Electric Utilities-6.20%
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	671,000	764,655
Entergy Arkansas LLC, 3.50%, 04/01/2026(b)	657,000	727,154
Entergy Louisiana LLC, 0.62%, 11/17/2023	761,000	762,155
Florida Power & Light Co., 2.85%, 04/01/2025	677,000	728,395
Georgia Power Co., Series A, 2.10%, 07/30/2023	710,000	736,122
NSTAR Electric Co., 3.20%, 05/15/2027(b)	702,000	771,162
Southern California Edison Co., Series E, 3.70%, 08/01/2025	665,000	729,255
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026(b)	609,000	666,145
		5,885,043
Electrical Equipment-0.59%
Emerson Electric Co., 0.88%, 10/15/2026(b)	564,000	555,714
Energy Equipment & Services-0.79%
Schlumberger Investment S.A., 3.65%, 12/01/2023	702,000	752,525
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-0.79%
Federal Realty Investment Trust, 3.95%, 01/15/2024	$694,000	$750,429
Food & Staples Retailing-0.80%
Walmart, Inc., 3.40%, 06/26/2023	713,000	757,089
Food Products-1.56%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	679,000	724,590
Cargill, Inc., 1.38%, 07/23/2023(c)	744,000	759,789
		1,484,379
Gas Utilities-1.64%
ONE Gas, Inc., 1.10%, 03/11/2024	791,000	791,861
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	750,000	768,761
		1,560,622
Health Care Equipment & Supplies-3.08%
Abbott Laboratories, 3.75%, 11/30/2026	674,000	763,558
Ascension Health, Series B, 2.53%, 11/15/2029	684,000	710,360
Medtronic, Inc., 3.50%, 03/15/2025	663,000	732,818
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/2029	696,000	718,684
		2,925,420
Health Care Providers & Services-1.57%
McKesson Corp., 3.80%, 03/15/2024	670,000	726,202
UnitedHealth Group, Inc., 3.75%, 07/15/2025	681,000	759,362
		1,485,564
Industrial Conglomerates-0.76%
Honeywell International, Inc., 2.50%, 11/01/2026	676,000	723,276
Insurance-12.36%
Allstate Corp. (The), 0.75%, 12/15/2025	711,000	708,201
Athene Global Funding, 0.95%, 01/08/2024(b)(c)	761,000	764,990
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	688,000	757,237
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	711,000	703,507
Five Corners Funding Trust, 4.42%, 11/15/2023(c)	728,000	798,365
GA Global Funding Trust, 1.63%, 01/15/2026(c)	609,000	617,266
MassMutual Global Funding II, 0.85%, 06/09/2023(c)	850,000	859,696
MetLife, Inc., Series D, 4.37%, 09/15/2023	747,000	813,130
Metropolitan Life Global Funding I
0.90%, 06/08/2023(b)(c)	720,000	728,213
3.45%, 12/18/2026(c)	600,000	667,245
New York Life Global Funding, 0.85%, 01/15/2026(c)	731,000	721,970
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	711,000	705,166
Nuveen Finance LLC, 4.13%, 11/01/2024(c)	689,000	763,713
Pacific Life Global Funding II, 1.38%, 04/14/2026(c)	609,000	612,735
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	707,000	763,869
Prudential Financial, Inc., 3.50%, 05/15/2024	688,000	750,284
		11,735,587
	Principal Amount	Value
Interactive Media & Services-0.57%
Alphabet, Inc., 1.10%, 08/15/2030	$574,000	$536,653
Internet & Direct Marketing Retail-0.82%
Amazon.com, Inc., 3.15%, 08/22/2027	707,000	780,712
IT Services-1.55%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	668,000	737,756
Visa, Inc., 3.15%, 12/14/2025	664,000	728,755
		1,466,511
Machinery-2.93%
Caterpillar, Inc., 3.40%, 05/15/2024	487,000	527,288
Deere & Co., 2.75%, 04/15/2025	711,000	763,671
Illinois Tool Works, Inc., 2.65%, 11/15/2026	710,000	766,438
John Deere Capital Corp., 3.45%, 03/13/2025	660,000	725,954
		2,783,351
Media-0.75%
Sky Ltd. (United Kingdom), 3.75%, 09/16/2024(c)	650,000	714,326
Multiline Retail-0.77%
Target Corp., 2.25%, 04/15/2025	690,000	729,453
Multi-Utilities-3.88%
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	761,000	761,629
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	680,000	718,397
PSEG Power LLC, 3.85%, 06/01/2023	707,000	753,068
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	680,000	723,959
WEC Energy Group, Inc., 0.55%, 09/15/2023	726,000	726,591
		3,683,644
Oil, Gas & Consumable Fuels-4.39%
Chevron Corp., 1.55%, 05/11/2025	695,000	718,233
Chevron USA, Inc., 0.69%, 08/12/2025(b)	787,000	784,422
ConocoPhillips, 4.95%, 03/15/2026	694,000	809,207
EOG Resources, Inc., 4.15%, 01/15/2026	508,000	573,821
Exxon Mobil Corp., 2.99%, 03/19/2025	508,000	548,152
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(c)	700,000	730,705
		4,164,540
Paper & Forest Products-0.75%
Georgia-Pacific LLC, 0.63%, 05/15/2024(c)	711,000	711,193
Pharmaceuticals-2.30%
Johnson & Johnson, 2.45%, 03/01/2026	683,000	731,910
Merck & Co., Inc., 2.75%, 02/10/2025(b)	683,000	731,417
Pfizer, Inc., 3.00%, 12/15/2026(b)	655,000	720,633
		2,183,960
Road & Rail-0.80%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	713,000	762,568
Semiconductors & Semiconductor Equipment-3.81%
Applied Materials, Inc., 3.30%, 04/01/2027	600,000	664,028
Intel Corp., 3.70%, 07/29/2025	642,000	712,916
QUALCOMM, Inc., 3.25%, 05/20/2027	700,000	774,695
Texas Instruments, Inc., 1.38%, 03/12/2025	722,000	741,449
Xilinx, Inc., 2.95%, 06/01/2024	679,000	724,285
		3,617,373

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Software-1.58%
Microsoft Corp., 2.40%, 08/08/2026	$680,000	$726,112
Oracle Corp., 2.50%, 04/01/2025	729,000	768,988
		1,495,100
Specialty Retail-1.56%
Ross Stores, Inc., 4.60%, 04/15/2025(b)	669,000	757,852
TJX Cos., Inc. (The), 3.50%, 04/15/2025	662,000	725,473
		1,483,325
Technology Hardware, Storage & Peripherals-0.70%
Apple, Inc., 3.25%, 02/23/2026	600,000	660,759
Textiles, Apparel & Luxury Goods-0.78%
VF Corp., 2.40%, 04/23/2025	700,000	736,467
Tobacco-0.77%
Philip Morris International, Inc., 2.88%, 05/01/2024	689,000	734,770
Total U.S. Dollar Denominated Bonds & Notes (Cost $93,408,728)		94,520,071
	Shares
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $178,497)	178,497	178,497
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $93,587,225)		94,698,568
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.40%
Invesco Private Government Fund, 0.01%(d)(e)(f)	3,951,396	$3,951,396
Invesco Private Prime Fund, 0.09%(d)(e)(f)	5,924,724	5,927,093
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,878,489)		9,878,489
TOTAL INVESTMENTS IN SECURITIES-110.16% (Cost $103,465,714)		104,577,057
OTHER ASSETS LESS LIABILITIES-(10.16)%		(9,648,530)
NET ASSETS-100.00%		$94,928,527

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $14,325,213, which represented 15.09% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,393,486	$(4,214,989)	$-	$-	$178,497	$51
Invesco Premier U.S. Government Money Portfolio, Institutional Class	648,673	934,288	(1,582,961)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	810,727	12,615,264	(9,474,595)	-	-	3,951,396	99*
Invesco Private Prime Fund	270,242	17,384,976	(11,728,181)	-	56	5,927,093	1,186*
Total	$1,729,642	$35,328,014	$(27,000,726)	$-	$56	$10,056,986	$1,338

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Investment Grade Value ETF (IIGV)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.98%
Aerospace & Defense-3.77%
General Dynamics Corp., 3.75%, 05/15/2028(b)	$200,000	$226,306
L3Harris Technologies, Inc.
4.40%, 06/15/2028	200,000	229,213
4.40%, 06/15/2028(b)	200,000	229,213
Raytheon Technologies Corp.
3.50%, 03/15/2027	200,000	221,625
4.13%, 11/16/2028	230,000	262,349
Textron, Inc., 3.00%, 06/01/2030	260,000	271,358
		1,440,064
Air Freight & Logistics-0.59%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	200,000	226,881
Airlines-1.19%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(c)	200,000	218,661
Southwest Airlines Co., 5.13%, 06/15/2027	200,000	234,259
		452,920
Auto Components-0.60%
Lear Corp., 3.80%, 09/15/2027(b)	206,000	227,219
Automobiles-0.59%
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(c)	210,000	224,405
Banks-1.73%
Citigroup, Inc., 4.45%, 09/29/2027	100,000	114,534
PNC Bank N.A., 4.05%, 07/26/2028	250,000	285,921
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	250,000	259,587
		660,042
Beverages-0.61%
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	200,000	233,469
Biotechnology-1.05%
Gilead Sciences, Inc., 3.65%, 03/01/2026	150,000	166,005
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	250,000	234,713
		400,718
Building Products-0.69%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	246,000	263,266
Capital Markets-7.43%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	203,000	236,088
Ares Capital Corp., 4.25%, 03/01/2025	250,000	271,525
BlackRock, Inc., 1.90%, 01/28/2031	240,000	236,125
Cboe Global Markets, Inc., 3.65%, 01/12/2027	195,000	218,633
FMR LLC, 7.57%, 06/15/2029(c)	200,000	279,082
Franklin Resources, Inc., 1.60%, 10/30/2030	200,000	189,497
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	200,000	218,038
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	210,000	233,112
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(c)	190,000	211,794
Morgan Stanley, 3.88%, 01/27/2026	210,000	235,380
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 1.95%, 05/01/2030	$240,000	$239,328
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	245,000	270,091
		2,838,693
Chemicals-1.36%
Dow Chemical Co. (The), 7.38%, 11/01/2029	200,000	274,933
International Flavors & Fragrances, Inc., 2.30%, 11/01/2030(c)	250,000	245,275
		520,208
Commercial Services & Supplies-0.56%
Cintas Corp. No. 2, 3.70%, 04/01/2027	190,000	213,741
Containers & Packaging-1.43%
Sonoco Products Co., 3.13%, 05/01/2030(b)	260,000	274,988
WRKCo, Inc., 4.90%, 03/15/2029	229,000	272,239
		547,227
Diversified Consumer Services-0.62%
Block Financial LLC, 3.88%, 08/15/2030	220,000	234,975
Diversified Financial Services-3.69%
Equitable Holdings, Inc., 4.35%, 04/20/2028	194,000	220,491
ERAC USA Finance LLC, 3.80%, 11/01/2025(c)	207,000	228,811
GE Capital Funding LLC, 4.40%, 05/15/2030	200,000	230,344
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	240,000	262,071
Nuveen LLC, 4.00%, 11/01/2028(c)	210,000	239,821
Pine Street Trust I, 4.57%, 02/15/2029(c)	200,000	226,876
		1,408,414
Diversified Telecommunication Services-1.35%
AT&T, Inc., 4.30%, 02/15/2030	230,000	262,231
Verizon Communications, Inc., 2.55%, 03/21/2031	250,000	251,804
		514,035
Electric Utilities-5.34%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	270,000	262,209
American Electric Power Co., Inc., Series J, 4.30%, 12/01/2028(b)	240,000	274,147
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	240,000	260,907
Duke Energy Progress LLC, 3.45%, 03/15/2029(b)	250,000	275,015
Exelon Corp., 4.05%, 04/15/2030	240,000	269,393
Jersey Central Power & Light Co., 4.30%, 01/15/2026(c)	210,000	233,311
Progress Energy, Inc., 7.75%, 03/01/2031	160,000	225,649
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	210,000	237,396
		2,038,027
Electronic Equipment, Instruments & Components-0.73%
Amphenol Corp., 2.80%, 02/15/2030	270,000	280,054
Energy Equipment & Services-0.60%
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	209,000	230,785
Entertainment-0.68%
Walt Disney Co. (The), 2.65%, 01/13/2031(b)	250,000	258,655
Equity REITs-6.38%
American Tower Corp., 3.80%, 08/15/2029	250,000	275,674
AvalonBay Communities, Inc., 2.30%, 03/01/2030	230,000	231,361
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Boston Properties L.P., 3.25%, 01/30/2031	$220,000	$231,289
Camden Property Trust, 2.80%, 05/15/2030	220,000	228,899
ERP Operating L.P., 3.00%, 07/01/2029	250,000	264,849
Prologis L.P., 2.25%, 04/15/2030	250,000	251,329
Realty Income Corp., 3.25%, 01/15/2031	200,000	214,320
Regency Centers L.P., 3.70%, 06/15/2030	210,000	229,937
Simon Property Group L.P., 2.45%, 09/13/2029	231,000	235,069
Ventas Realty L.P., 4.40%, 01/15/2029(b)	240,000	272,759
		2,435,486
Food & Staples Retailing-2.07%
Costco Wholesale Corp., 1.60%, 04/20/2030	270,000	262,280
Mars, Inc., 3.20%, 04/01/2030(c)	240,000	260,477
Sysco Corp., 5.95%, 04/01/2030	210,000	267,701
		790,458
Food Products-2.63%
Campbell Soup Co., 4.15%, 03/15/2028(b)	240,000	271,777
Hormel Foods Corp., 1.80%, 06/11/2030(b)	220,000	215,021
Ingredion, Inc., 2.90%, 06/01/2030	250,000	259,521
Mondelez International, Inc., 2.75%, 04/13/2030(b)	250,000	259,419
		1,005,738
Gas Utilities-2.17%
ONE Gas, Inc., 1.10%, 03/11/2024	250,000	250,272
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029(b)	277,000	302,493
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	270,000	276,754
		829,519
Health Care Equipment & Supplies-3.71%
Ascension Health, Series B, 2.53%, 11/15/2029	210,000	218,093
Boston Scientific Corp., 2.65%, 06/01/2030	260,000	265,105
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	250,000	264,592
Edwards Lifesciences Corp., 4.30%, 06/15/2028	200,000	228,442
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/2029	230,000	237,496
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	200,000	201,109
		1,414,837
Health Care Providers & Services-3.33%
Cigna Corp., 4.38%, 10/15/2028	230,000	265,747
CommonSpirit Health, 3.35%, 10/01/2029	250,000	268,431
Health Care Service Corp., 2.20%, 06/01/2030(c)	270,000	268,760
Quest Diagnostics, Inc., 2.95%, 06/30/2030	220,000	229,398
Sutter Health, Series 20A, 2.29%, 08/15/2030	240,000	238,554
		1,270,890
Hotels, Restaurants & Leisure-0.61%
Booking Holdings, Inc., 4.63%, 04/13/2030(b)	200,000	234,231
Household Durables-0.69%
NVR, Inc., 3.00%, 05/15/2030	250,000	261,458
Household Products-1.37%
Kimberly-Clark Corp., 3.10%, 03/26/2030	240,000	262,354
Procter & Gamble Co. (The), 3.00%, 03/25/2030	240,000	261,893
		524,247
	Principal Amount	Value
Industrial Conglomerates-1.97%
3M Co., 2.38%, 08/26/2029(b)	$210,000	$217,785
Carlisle Cos., Inc., 2.75%, 03/01/2030	230,000	236,258
General Electric Co., 3.63%, 05/01/2030(b)	270,000	297,052
		751,095
Insurance-10.20%
Aflac, Inc., 3.60%, 04/01/2030	290,000	322,588
Athene Global Funding, 0.95%, 01/08/2024(b)(c)	200,000	201,049
Athene Holding Ltd., 4.13%, 01/12/2028	256,000	283,877
Berkshire Hathaway Finance Corp., 1.45%, 10/15/2030(b)	200,000	193,160
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	214,000	234,339
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	250,000	247,365
Fidelity National Financial, Inc., 3.40%, 06/15/2030	220,000	234,115
GA Global Funding Trust, 1.63%, 01/15/2026(c)	250,000	253,393
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	223,000	260,201
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	200,000	222,415
New York Life Global Funding, 0.85%, 01/15/2026(c)	200,000	197,529
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	250,000	247,949
Pacific Life Global Funding II, 1.38%, 04/14/2026(c)	250,000	251,533
Principal Financial Group, Inc., 2.13%, 06/15/2030	230,000	226,626
Reinsurance Group of America, Inc., 3.90%, 05/15/2029(b)	240,000	266,067
Sammons Financial Group, Inc., 3.35%, 04/16/2031(c)	250,000	253,701
		3,895,907
Interactive Media & Services-0.61%
Alphabet, Inc., 1.10%, 08/15/2030	250,000	233,734
IT Services-3.35%
Amdocs Ltd., 2.54%, 06/15/2030	270,000	267,483
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	200,000	200,844
Fiserv, Inc., 3.50%, 07/01/2029	240,000	261,026
International Business Machines Corp., 3.50%, 05/15/2029	250,000	276,171
Visa, Inc., 3.15%, 12/14/2025	250,000	274,381
		1,279,905
Life Sciences Tools & Services-0.56%
PerkinElmer, Inc., 3.30%, 09/15/2029(b)	201,000	215,152
Machinery-1.29%
Cummins, Inc., 1.50%, 09/01/2030(b)	250,000	237,690
Otis Worldwide Corp., 2.57%, 02/15/2030	250,000	255,539
		493,229
Media-2.20%
Comcast Corp., 4.15%, 10/15/2028	100,000	115,427
Fox Corp., 4.71%, 01/25/2029	230,000	267,045
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	200,000	233,046
ViacomCBS, Inc., 7.88%, 07/30/2030	160,000	225,758
		841,276

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Multi-Utilities-2.49%
Ameren Corp., 3.50%, 01/15/2031	$210,000	$228,082
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	240,000	258,904
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	250,000	239,127
Sempra Energy, 3.40%, 02/01/2028	206,000	224,483
		950,596
Oil, Gas & Consumable Fuels-7.10%
Chevron Corp., 1.55%, 05/11/2025	270,000	279,026
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	210,000	231,082
Colonial Enterprises, Inc., 3.25%, 05/15/2030(c)	212,000	227,424
ConocoPhillips, 6.95%, 04/15/2029	200,000	269,358
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	250,000	257,881
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(c)	230,000	240,089
ONEOK, Inc., 4.55%, 07/15/2028	210,000	237,414
Phillips 66, 2.15%, 12/15/2030	150,000	145,118
Phillips 66 Partners L.P., 3.15%, 12/15/2029	240,000	249,168
Pioneer Natural Resources Co., 1.90%, 08/15/2030	190,000	179,362
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/2030(c)	230,000	234,678
Valero Energy Corp., 3.40%, 09/15/2026(b)	150,000	161,902
		2,712,502
Paper & Forest Products-0.61%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	230,000	232,576
Personal Products-0.55%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	200,000	208,081
Pharmaceuticals-2.00%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	240,000	266,424
Eli Lilly and Co., 3.38%, 03/15/2029	240,000	266,201
Viatris, Inc., 2.70%, 06/22/2030(c)	230,000	229,741
		762,366
Road & Rail-0.61%
Union Pacific Corp., 3.95%, 09/10/2028	204,000	232,384
Semiconductors & Semiconductor Equipment-1.25%
Lam Research Corp., 4.00%, 03/15/2029	231,000	264,416
NVIDIA Corp., 2.85%, 04/01/2030	200,000	213,290
		477,706
Software-1.48%
Adobe, Inc., 2.30%, 02/01/2030(b)	260,000	267,021
salesforce.com, inc., 3.70%, 04/11/2028	100,000	113,288
ServiceNow, Inc., 1.40%, 09/01/2030	200,000	183,855
		564,164
	Principal Amount	Value
Specialty Retail-0.74%
AutoZone, Inc., 4.00%, 04/15/2030	$250,000	$280,624
Technology Hardware, Storage & Peripherals-0.99%
Apple, Inc., 3.25%, 02/23/2026	100,000	110,126
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	236,000	269,525
		379,651
Textiles, Apparel & Luxury Goods-1.41%
NIKE, Inc., 2.85%, 03/27/2030	250,000	268,058
Ralph Lauren Corp., 2.95%, 06/15/2030	260,000	272,000
		540,058
Tobacco-0.70%
Altria Group, Inc., 4.80%, 02/14/2029	233,000	267,261
Trading Companies & Distributors-0.60%
Air Lease Corp., 2.88%, 01/15/2026(b)	220,000	230,532
Water Utilities-0.70%
American Water Capital Corp., 3.75%, 09/01/2028	237,000	265,845
Total U.S. Dollar Denominated Bonds & Notes (Cost $37,898,219)		37,795,306
	Shares
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $155,054)	155,054	155,054
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.38% (Cost $38,053,273)		37,950,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.63%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,928,668	1,928,668
Invesco Private Prime Fund, 0.09%(d)(e)(f)	2,891,845	2,893,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,821,670)		4,821,670
TOTAL INVESTMENTS IN SECURITIES-112.01% (Cost $42,874,943)		42,772,030
OTHER ASSETS LESS LIABILITIES-(12.01)%		(4,587,475)
NET ASSETS-100.00%		$38,184,555

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $6,632,551, which represented 17.37% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,480,188	$(2,325,134)	$-	$-	$155,054	$28
Invesco Premier U.S. Government Money Portfolio, Institutional Class	65,733	354,393	(420,126)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,258,913	(5,330,245)	-	-	1,928,668	54*
Invesco Private Prime Fund	-	9,164,619	(6,271,626)	-	9	2,893,002	590*
Total	$65,733	$19,258,113	$(14,347,131)	$-	$9	$4,976,724	$674

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Investment Grade Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$94,520,071	$-	$94,520,071
Money Market Funds	178,497	9,878,489	-	10,056,986
Total Investments	$178,497	$104,398,560	$-	$104,577,057
Invesco Investment Grade Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$37,795,306	$-	$37,795,306
Money Market Funds	155,054	4,821,670	-	4,976,724
Total Investments	$155,054	$42,616,976	$-	$42,772,030